FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Nov. 20, 2018 USD ($)	Mar. 29, 2018	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,483,000,000
Less current portion of long-term debt	(1,130,000,000)					$ (976,000,000)
Total long-term debt, net of current portion	9,316,000,000					10,143,000,000
Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	10,091,000,000					10,705,000,000
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt, net of current portion	8,961,000,000					9,729,000,000
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	9,871,000,000					10,513,000,000
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0					0
€500 million Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings	$ 0					400,000,000
€500 million Unsecured Notes, Due in 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%	5.75%
€400 million Unsecured Notes, Due in 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 400,000,000
Borrowings	$ 0					480,000,000
€400 million Unsecured Notes, Due in 2018 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.70%	1.70%	1.70%
€750 million Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings	$ 858,000,000					897,000,000
€750 million Unsecured Notes, Due in 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%
500 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings, interest rate					4.50%
Borrowings	$ 324,000,000					323,000,000
500 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.13%	5.13%	5.13%
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr			SFr 225,000,000
Borrowings	$ 228,000,000					230,000,000
CHF 225 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600,000,000
Borrowings	$ 685,000,000					715,000,000
€600 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.88%	2.88%	2.88%
1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings	$ 623,000,000					622,000,000
1.0 billion Unsecured Bonds, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.25%	5.25%	5.25%
1.5 billion Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000.0
Borrowings	$ 754,000,000					753,000,000
1.5 billion Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.50%	5.50%	5.50%
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings	$ 570,000,000					597,000,000
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%	3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings	$ 856,000,000					895,000,000
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.13%	3.13%	3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,100,000,000.0
Borrowings	$ 656,000,000					655,000,000
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%	6.25%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings	$ 568,000,000					593,000,000
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings, interest rate	0.95%	0.95%	0.95%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings	$ 497,000,000					497,000,000
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.13%	6.13%	6.13%
1.5 billion Unsecured Bonds, Due in 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000.0
Borrowings	$ 670,000,000					1,092,000,000
1.5 billion Unsecured Bonds, Due in 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%	7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings	$ 428,000,000					619,000,000
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%	6.75%
Other Loans, Due in 2019-2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 114,000,000					53,000,000
Other Loans, Due in 2019-2021 | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.25%	1.25%	1.25%
Other Loans, Due in 2019-2021 | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.46%	3.46%	3.46%
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 401,000,000	€ 350,000,000				420,000,000
EIB loan, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.16%	1.16%	1.16%
7 billion Term Facility, Due 2020
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 7,000,000,000.0			$ 7,000,000,000
Borrowings	$ 1,000,000,000					0
7 billion Term Facility, Due 2020 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.31%	3.31%	3.31%
Other Loans, Due in 2019-2035
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 639,000,000					672,000,000
Other Loans, Due in 2019-2035 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%	0.00%
Other Loans, Due in 2019-2035 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.03%	5.03%	5.03%
EBRD Facility, Floating, Due in 2024 | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.77%	4.77%	4.77%
EBRD Facility, Floating, Due in 2024 | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.07%	5.07%	5.07%
Lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	$ (69,000,000)					(74,000,000)
Total long-term debt, net of current portion	355,000,000					414,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings	84,000,000					107,000,000
Americas | Other Loans, Fixed/Floating, Due in 2019-2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 84,000,000					107,000,000
Americas | Other Loans, Fixed/Floating, Due in 2019-2025 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%	2.25%	2.25%
Americas | Other Loans, Fixed/Floating, Due in 2019-2025 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%	10.00%	10.00%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 136,000,000					85,000,000
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000,000					0
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2019-2027
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 86,000,000					$ 85,000,000
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2019-2027 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%	0.00%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2019-2027 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.62%	2.62%	2.62%